Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2013	2012	2013
Shares underlying warrants outstanding	1,064,616	187,718,221	1,064,616	187,718,221
Shares underlying options outstanding	250,993	232,046	250,993	232,046
Unvested restricted stock	75,844	54,939	75,844	54,939
Convertible notes payable	—	48,668,482	—	48,668,482

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002